Share-Based Payments - Schedule of Movement of Share Awards Under Gold Fields Limited 2012 Share Plan (Detail) - Gold Fields Ltd 2012 share plan - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Performance (PS) and Restricted (RS) Shares
Disclosure of movements in share options [line items]
Outstanding at beginning of the year (in shares)	1,529,304
Granted (in shares)	3,205,497
Exercised and released (in shares)	(519,832)
Forfeited (in shares)	(408,805)
Outstanding at end of the year (in shares)	3,806,164	1,529,304
Performance Shares (PS)
Disclosure of movements in share options [line items]
Outstanding at beginning of the year (in shares)	1,529,304	2,347,489	2,986,790
Granted (in shares)		886,257	790,833
Exercised and released (in shares)		(1,005,541)	(1,322,084)
Forfeited (in shares)		(698,901)	(108,050)
Outstanding at end of the year (in shares)		1,529,304	2,347,489